                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form
                             Please print or type.
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  1. Name and address of issuer:   CML VARIABLE ANNUITY ACCOUNT B
                                   1295 STATE STREET
                                   SPRINGFIELD, MA 01111-0001

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  2. Name of each series or class of funds for which this notice is filed:

     CML VARIABLE ANNUITY ACCOUNT B (SECURITIES ACT FILE NUMBER 333-01351) (FORMERLY2-34269)

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  3. Investment Company Act File Number:  811-01916

     Securities Act File Number:   333-01351
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  4. Last day of fiscal year for which this notice is filed:  DECEMBER 31, 1996

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                      [_]
     NOT APPLICABLE
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  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

     NOT APPLICABLE
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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     NUMBER OF SECURITIES:  0
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  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     NUMBER OF SECURITIES:  0
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  9. Number and aggregate sale price of securities sold during the fiscal year:

     AGGREGATE SALE PRICE:  $871,651
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  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      AGGREGATE SALE PRICE:  $871,651
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  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      AGGREGATE SALE PRICE:  $0
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  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                     $ 871,651
                                                                ----------

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                     + 0
                                                                ----------

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        - 90,695
                                                                ----------

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24e-2 (if applicable):                              + 0
                                                                ----------

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if
            applicable):                                          780,956
                                                                ----------

      (vi)  Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):            x 1/3300
                                                                ----------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi):                                          $ 236.65
                                                                ==========

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                      [X]


      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      NOT APPLICABLE
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                                   SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /S/ THOMAS F. ENGLISH
                               --------------------------------------------
                               THOMAS F. ENGLISH
                               VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                               --------------------------------------------

      Date  FEBRUARY 28, 1997
            -----------------

  *Please print the name and title of the signing officer below the signature.
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

                                                               February 17, 1997

Securities and Exchange Commission
Document Control - Room 1004
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:  Rule 24f-2 Notice
     File No. 333-01351

Ladies & Gentlemen:

CML Variable Annuity Account B ("Account B")is a separate investment account established by Connecticut Mutual Life Insurance Company ("Connecticut Mutual"). Effective February 29, 1995, Connecticut Mutual merged with and into Massachusetts Mutual Life Insurance Company ("MassMutual). The separate existence of Connecticut Mutual ceased. MassMutual continues its corporate existence under its current name. As a result of the merger, Account B became a separate account of MassMutual.

Account B is preparing to file a Rule 24f-2 Notice (the "Notice") with the Commission pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended for the year ended December 31, 1996. As Attorney for MassMutual, I have acted as counsel to Account B. I am familiar with the action taken by the Board of Directors of MassMutual to authorize the issuance of Account B contracts and have examined such documents as I deem necessary for the purpose of this opinion.

I assume that appropriate action has been taken to register or qualify the sale of the Securities under any applicable state or federal laws regulating offerings and sales of securities and that the notice will be timely filed. I also assume that Account B or its authorized agent received the authorized payment of the Securities in accordance with the terms described in Account B's Registration Statement on Form N-4 (File No. 333-01351, FORMERLY 2-34269) under the Securities Act of 1933.

Based on the foregoing I am of the opinion that the

Securities and Exchange Commission
February 17, 1997
Page 2


Securities were validly issued, fully paid and non-assessable. I consent to this opinion accompanying the Notice when filed with the Commission


Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Attorney